Post-employment benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	$ 36	$ 26	$ 73	$ 51
DB pension
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	43	33	88	66
OPEBs
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	$ (7)	$ (7)	$ (15)	$ (15)